Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

17.    Subsequent Events

Nasdaq Minimum Bid Price Exception Extension

On April 2, 2024, Nxu received a notice from Nasdaq stating that Nxu is not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on Nasdaq (the “Bid Price Requirement”). On October 1, 2024, Nxu received a second notice from Nasdaq confirming that Nxu is still not in compliance with the Bid Price Requirement as of September 30, 2024 and granting Nxu an additional 180 days, or until March 31, 2025, to regain compliance.

Merger with Verde Bioresins, Inc.

On October 23, 2024, Nxu, MergerSub I, Merger Sub II and Verde entered into the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Verde, with Verde continuing as a wholly owned subsidiary of Nxu and the surviving corporation of the First Merger and promptly following the First Merger, Verde shall merge with and into Merger Sub II, with Merger Sub II continuing as the surviving entity of the Second Merger. The Boards of Directors of Nxu and Verde have both approved the Merger.

Subject to the terms and conditions of the Merger Agreement, (i) immediately prior to the effective time of the First Merger (the “Effective Time”), all outstanding convertible notes of Verde will be converted into shares of Verde common stock and all outstanding and unexercised Verde warrants will be exercised for shares of Verde common stock, and (ii) at the Effective Time, (a) each then-outstanding share of Verde common stock, other than any cancelled shares and dissenting shares, will be converted into the right to receive a number of shares of Nxu common stock, and (b) each then-outstanding and unexercised Verde option to purchase shares of Verde common stock, whether vested or unvested, will be assumed by Nxu and converted into an option to purchase a number of shares of Nxu common stock. The shares of Nxu common stock that will be issued to Verde stockholders and the number of shares of Nxu common stock underlying options that will be issuable to Verde option holders will be calculated using a formula in the Merger Agreement based on the enterprise value of each of Verde and Nxu. Verde has been ascribed an aggregate enterprise value of approximately $306.9 million, and Nxu’s aggregate enterprise value will be an amount equal to approximately $16.2 million less an amount equal to the excess of certain lease payments remaining unpaid at the closing of the Merger over Nxu’s cash balance at closing. Upon the closing of the Merger, assuming Nxu’s aggregate enterprise value is approximately $16.2 million, pre-Merger Verde stockholders will own approximately 95% of the combined company and pre-Merger Nxu stockholders will own approximately 5% of the combined company, in each case, on a fully-diluted and as-converted basis.

Consummation of the Merger, and the other transactions contemplated by the Merger Agreement, is subject to certain closing conditions, including, among other things, (i) approval by the requisite Nxu stockholders of the Nxu Proposals, (ii) approval by the requisite Verde stockholders of the adoption and approval of the Merger Agreement and the transactions contemplated thereby, (iii) Nasdaq’s approval of the listing of the shares of Nxu common stock to be issued in connection with the Merger, and (iv) the Registration Statement having become effective in accordance with the Securities Act and not being subject to any stop order or proceeding seeking a stop order. In addition, immediately prior to the Effective Time, (i) except for Jessica Billingsley, each current director of Nxu will resign from the Nxu Board; (ii) each current officer of Nxu will resign from his or her position with Nxu; and (iii) each current officer of Verde will resign from his or her position with Verde. Immediately following the Effective Time, (i) the Nxu Board will consist of seven members, six of whom will be appointed by Verde and one of whom will be appointed by Nxu; and (ii) the officers of Verde (as of immediately prior to the Effective Time) will be appointed to serve as officers of Nxu in identical positions. Each party’s obligation to consummate the Merger is also subject to other specified customary conditions, including the accuracy of the representations and warranties of the other party (subject to certain materiality standards) and the performance in all material respects by the other party of its obligations under the Merger Agreement required to be performed on or prior to the date of the closing of the Merger.

The Merger Agreement contains certain termination rights, including, among others, (i) the mutual written consent of the parties, (ii) in the event that there is a breach by a party of any of its representations, warranties, covenants or agreements, which breach is not timely cured or curable, (iii) in the event that the Merger has not been consummated by March 31, 2025, (iv) in the event that the requisite approval of Nxu’s stockholders is not obtained upon a vote thereon (triggering Verde’s right to terminate), and (v) in the event that any governmental authority shall have taken action to restrain, enjoin or prohibit the consummation of the Merger, which action shall have become final and non-appealable. In addition, upon termination of the Merger Agreement by Verde by written notice to Nxu or by Nxu due to Verde’s failure to receive the requisite approval of Verde’s stockholders within 10 business days after the effectiveness of the Registration Statement, Verde will be required to pay Nxu a termination fee of $1.0 million. Further, Nxu may terminate the Merger Agreement prior to receipt of the requisite approval of Nxu’s stockholders to enter into a definitive agreement with respect to a Superior Proposal (as such term is defined in the Merger Agreement), provided that Nxu has provided Verde with at least five business days’ notice prior to such termination.

As soon as practicable following the Merger, Nxu will be renamed “Verde Bioresins, Corp.”, or such other name mutually agreed to by Nxu and Verde and will cause its current ticker symbol “NXU” to be changed to “VRDE” upon Nasdaq’s approval of the listing application.

Stock-based Compensation Modifications

On October 23, 2024 (the “Modification Date”), concurrently with the signing of the Merger Agreement, Nxu agreed to modify $2.3 million of stock-based compensation related to RSUs previously granted to certain employees of Nxu, the vesting of which have been delayed as of September 30, 2024, previously recorded as liabilities in the condensed consolidated balance sheets (the “Equity Modification”). Following the signing of the Merger Agreement, Nxu will deliver such RSUs to RSU holders in installments in such amounts as Nxu determines may be delivered without jeopardizing Nxu’s ability to continue as a going concern. Such RSUs will be delivered until the earlier of (a) the date all RSUs subject to delayed vesting have been delivered to the RSU holder or (b) the date that is no later than five business days prior to the closing of the Merger (the “Cut-Off Date”). Any RSUs that have not been delivered to the RSU holder as of the Cut-Off Date will be forfeited for no consideration. No RSUs will be settled if such settlement would cause a person to be subject to excise taxes imposed by Section 4999 of the Code, unless at Nxu and the individual’s request, Verde may consider permitting such RSUs to be settled upon receipt of satisfactory evidence that the individual has remitted to an escrow account the amount necessary to satisfy Nxu’s tax withholding obligations under Section 4999 upon the closing of the transaction contemplated by the Merger Agreement. In connection with the Equity Modification, RSUs previously granted to employees of Nxu with vest dates occurring after September 30, 2024 were canceled for no consideration.

On the Modification Date, Nxu and current and former members of the Nxu board of directors also agreed to the modification of $0.2 million of stock-based compensation related to RSUs granted to independent directors of Nxu and delayed as of September 30, 2024, previously recorded as liabilities in the condensed consolidated balance sheets. Following the signing of the Merger Agreement, Nxu will deliver RSUs to current and former independent directors that were granted as consideration for their prior service as members of the Nxu board of directors (the “Director Delayed RSUs”). Such Director Delayed RSUs shall be delivered in installments in such amounts as Nxu determines may be delivered to the current and former independent directors without jeopardizing Nxu’s ability to continue as a going concern. Such Director Delayed RSUs will be delivered until the earlier of (a) the date all Director Delayed RSUs have been delivered to the current or former independent director or (b) the Cut-Off Date. Any Director Delayed RSUs that have not been delivered as of the Cut-Off Date will be forfeited for no consideration.

Stock-based Compensation Granted to Non-Employee Directors

On October 23, 2024, concurrently with the signing of the Merger Agreement, Nxu entered into the Board of Directors Agreements with the Non-Employee Directors, pursuant to which each Non-Employee Director will receive a $15,000 per quarter cash stipend and each Non-Employee Director will be granted 591,715 RSUs under the Amended Incentive Plan. Such RSUs will vest as follows: (1) 147,928 RSUs are consideration for services rendered for the quarter ending September 30, 2024 and shall be immediately vested, (2) the remaining RSUs shall vest ratably at the end of each calendar quarter from December 31, 2024 until June 30, 2025, provided that the Non-Employee Director continues to serve on the Nxu Board on the applicable vesting date. Vesting of the RSUs granted to the Non-Employee Directors and quarterly Non-Employee Director stipend payments shall cease upon the closing of the Merger. The Board of Directors Agreements also amend outstanding equity awards as described above.

15.    Subsequent Events

At-The-Market (“ATM”) Offering

Subsequent to December 31, 2023, the Company issued and sold an additional 8.1 million shares of its Class A common stock for a total of 9.1 million shares issued and sold from its ATM pursuant to its October 2023 Shelf. The additional shares issued and sold resulted in $10.7 million of proceeds, net of commissions and offering costs, for a total of $14.0 million in proceeds, net of commissions and offering costs from the ATM.

Lynx Corporation Preferred Share Conversion

On January 29, 2024, the Company registered 1,000,000 shares of Class A common stock, par value $0.0001, pursuant to the terms of its Share Exchange Agreement with Lynx, under which Nxu sold to Lynx 1,000 shares of Series A convertible preferred stock, par value $0.0001, which are convertible into shares of Class A common stock. The Company did not sell any shares of its Class A common stock and received no proceeds from the offering.

On February 8, 2024, Lynx converted all the Series A Convertible Preferred Stock into 1.0 million shares of Class A common stock.

Stock-based Compensation Modification

On February 23, 2024 (the “Exchange Date”), the Compensation Committee of the Board of Directors authorized a mandatory Exchange Program (the “RSU Exchange Program”) to provide for the cancellation and exchange of $0.4 million of stock-based compensation related to unvested RSUs (“Exchanged RSUs”), previously recorded as liabilities within the consolidated balance sheets, for an option to purchase shares of Class A common stock of the Company (“Exchange Option”), which are expected to be classified as equity awards within the consolidated balance sheets. The Exchange Options have an equal value to the Exchanged RSUs at the Exchange Date.

Notice of Compliance from NASDAQ

On February 13, 2024, the Nasdaq Stock Market (“Nasdaq”) confirmed that the Company has sufficiently demonstrated compliance with the bid price requirement in Nasdaq Listing Rule 5550(a)(2) (“Bid Price Rule”) and regained compliance with the equity requirement in Nasdaq Listing Rule 5550(b)(1) (“Equity Rule”) pursuant to the Nasdaq Hearing Panel (“Panel”) decision dated December 18, 2023.

On February 14, 2024, the Nasdaq withdrew its January 9, 2024 letter that cited the Company’s apparent lack of a 2023 annual shareholder meeting, as required by Nasdaq Listing Rule 5815 (d)(4)(C) (“Annual Meeting Rule”), as an additional basis for delisting the Company’s securities from Nasdaq. Upon further review of the Company’s shareholder meeting held May 9, 2023, Nasdaq confirmed that the Company did in fact meet the requirements of the Annual Meeting Rule as of December 31, 2023. As a result, Nasdaq withdrew its January delisting letter and closed the matter. Nxu has fully regained compliance with all of Nasdaq’s continued listing requirements and has been removed from Nasdaq’s list of noncompliant companies.